Reporting Segments (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013		Mar. 31, 2012
Segment information
Revenue	$ 59,883		$ 44,534
Segment gross margin	12,476	[1]	12,560	[1]
Unrealized gain (loss) on commodity derivatives	(481)		323
Direct operating expenses	4,803		2,885
Selling, general and administrative expenses	3,425		3,329
Equity compensation expense	388		331
Depreciation and accretion expense	5,646		5,127
Gain (loss) on involuntary conversion of property, plant, equipment	421		0
(Gain) loss on sale of assets, net	0
Interest expense	1,731		757
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax	73		31
Net Income (loss)	(3,398)		1,691
Net income (loss) attributable to non-controlling interests	155		0
Net income (loss) attributable to the Partnership	(3,553)		1,691
Transmission [Member]
Segment information
Revenue	14,659		13,138
Segment gross margin	3,995	[1]	4,018	[1]
Unrealized gain (loss) on commodity derivatives	0		0
Direct operating expenses	1,399		1,083
Gathering And Processing [Member]
Segment information
Revenue	45,224		31,396
Segment gross margin	8,481	[1]	8,542	[1]
Unrealized gain (loss) on commodity derivatives	(481)		323
Direct operating expenses	$ 3,404		$ 1,802

[1]	Segment gross margin for our Gathering and Processing segment consists of revenue less construction, operating and maintenance agreement (“COMA”) income, less purchases of natural gas, NGLs and condensate. Segment gross margin for our Transmission segment consists of revenue, less COMA income, less purchases of natural gas. Gross margin consists of the sum of the segment gross margin amounts for each of these segments. As an indicator of our operating performance, gross margin should not be considered an alternative to, or more meaningful than, net income or cash flow from operations as determined in accordance with GAAP. Our gross margin may not be comparable to a similarly titled measure of another company because other entities may not calculate gross margin in the same manner. Effective October 1, 2012, we changed our segment gross margin measure to exclude COMA income. For the three months ended March 31, 2013 and 2012, less than $0.1 million and $0.5 million in COMA income was excluded from our Gathering and Processing segment gross margin, respectively and less than $0.1 million and $0.7 million in COMA income was excluded from our Transmission segment gross margin, respectively.